Subsequent Events (Details) - USD ($)			1 Months Ended					9 Months Ended	12 Months Ended
	Dec. 06, 2017	Feb. 02, 2017	Dec. 11, 2017	Nov. 17, 2017	Oct. 31, 2017	Mar. 01, 2017	Jan. 24, 2017	Sep. 30, 2017	Dec. 31, 2016	Aug. 09, 2016	Dec. 31, 2015	Sep. 25, 2015
Subsequent Events (Textual)
Reverse stock split, description								The board of directors was authorized by the Company's stockholders to effect a 1 for 15 reverse stock split of its issued and outstanding shares of common stock which was effective March 1, 2017. The financial statements and accompanying notes give effect to the 1 for 15 reverse stock split as if it occurred at the beginning of the first period presented.	The board of directors was authorized by the Company's stockholders to effect a 1 for 15 reverse stock split of its common stock which was effective March 1, 2017. The financial statements and accompanying notes give effect to the 1 for 15 reverse stock split as if it occurred at the beginning of the first period presented.
Common stock, par value								$ 0.001	$ 0.001		$ 0.001	$ 0.001
Debt conversion price										$ 22.50
Common stock, shares issued								15,413,769	2,171,886		1,687,324
Warrants [Member]
Subsequent Events (Textual)
Exercise price of warrants								$ 0.30
Subsequent Event [Member]
Subsequent Events (Textual)
Reverse stock split, description						1-for-15 reverse stock split.
Common stock, par value	$ 0.001					$ 0.001
Common stock, conversion description						Pursuant to the Amendment, every 15 shares of the issued and outstanding Common Stock were converted into one share of Common Stock, without any change in the par value per share.
Shares, issued	1,103,030
Common stock, shares issued	2,279,411
Common stock additional shares	1,176,381
Common stock purchase price	$ 0.34
Common stock satisfaction services rendered	$ 775,000
Subsequent Event [Member] | Debenture Amendment [Member]
Subsequent Events (Textual)
Principal amount of debt			$ 2,763,545.25
Debt conversion price			$ 0.24
Debentures maturity date start			Aug. 09, 2018
Debentures maturity date end			Jan. 02, 2019
Debenture conversion right price per share			$ 0.30
Debenture amendment, description
The terms of the Securities Purchase Agreement and the Debentures to extend the maturity date of the Debentures from August 9, 2018 to January 2, 2019, to suspend all payments of interest scheduled to be made on the Debentures after December 11, 2017, all Periodic Redemption Amounts on each Periodic Redemption Date (as defined in the Debenture) and any other amounts payable under the Debentures until the Maturity Date, to reduce the conversion price of the Debentures to a fixed price of $0.24, which is based on a discount to the reported closing price of the Company’s common stock as of December 8, 2017, as may be adjusted, but not increased and to provide the Company with a forced conversion right if the VWAP (as defined in the Debenture) equals or exceeds $0.30 (subject to adjustment for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions of the common stock that occur after the date hereof) for any 5 consecutive Trading Days, the Company may, upon the delivery of notice to the Debenture Holders, force the Debenture Holders to convert all or part of the then outstanding principal amount of this Debenture plus, if so specified in the forced conversion notice, accrued but unpaid interest, liquidated damages and other amounts owing to the Holders under the Debenture, so long as the Equity Conditions have been satisfied.

Subsequent Event [Member] | Warrants [Member]
Subsequent Events (Textual)
Number of warrants exercised					1,185,857
Common shares issued for warrants exercised					1,185,857
Exercise price of warrants					$ 0.30
Proceeds from the warrants exercised					$ 356,000
Subsequent Event [Member] | Accredited Investor [Member]
Subsequent Events (Textual)
Net proceeds of debt				$ 1,500,000
Payment of interest, description				The note bears interest at the rate of 10% per year and is due 10 months after the date of issuance.
Debt conversion price				$ 0.45
Description of debt conversion dates				Redemptions may occur at any time after the 6 month anniversary of the date of issuance of the note with a minimum redemption price of $0.57 per share, and if the conversion rate is less than the market price, then the redemptions must be made in cash.
Note bears interest rate				10.00%
Subsequent Event [Member] | Accredited Investor [Member] | Maximum [Member]
Subsequent Events (Textual)
Debt conversion shares				50,000,000
Subsequent Event [Member] | Accredited Investor [Member] | Minimum [Member]
Subsequent Events (Textual)
Debt conversion shares				25,000,000
Subsequent Event [Member] | GemCap Loan and Security Agreement Amendment 2 [Member]
Subsequent Events (Textual)
Loan and security agreement, description							Loan Agreement was deleted and restated in its entirety as follows: Accounts that satisfy the criteria set forth in the foregoing items (1) - (20), which are owed by any other single Account Debtor or its Affiliates so long as such Accounts, in the aggregate, constitute no more than twenty percent (20%) of all Eligible Accounts, provided, that only for the period commencing on January 24, 2017 through and including April 24, 2017, Accounts in the aggregate only from and owed by Centene Corporation or its Affiliates may exceed twenty percent (20%) of all Eligible Accounts by an amount not to exceed $500,000, provided, further, that, from and after April 25, 2017, Accounts in the aggregate that are owed by Centene Corporation or its Affiliates that satisfy the criteria set forth in the foregoing items (1) - (20) shall not exceed twenty percent (20%) of all Eligible Accounts; and Borrower shall have paid to Lender an accommodation fee in the amount of $5,000 on February 2, 2017.
Cash payment to lender		$ 5,000,000